Schedule of Portfolio Investments
March 31, 2026 (Unaudited)
Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.8%)
Communication Services ( 1 .2% ):
Cargurus, Inc., Class A(a) 16,575 564,379
DoubleVerify Holdings, Inc.(a) 36,365 345,467
Iridium Communications, Inc. 24,044 666,981
John Wiley & Sons, Inc., Class A 17,974 684,809
Madison Square Garden
Entertainment Corp., Class A(a) 15,934 938,672
Magnite, Inc.(a) 19,605 232,907
ZoomInfo Technologies, Inc.,
Class A(a) 40,463 241,969
3,675,184
Consumer Discretionary ( 11 .7% ):
Academy Sports & Outdoors, Inc. 8,674 489,647
Acushnet Holdings Corp. 8,214 767,845
ADT, Inc. 101,866 669,260
Asbury Automotive Group, Inc.(a) 2,546 497,514
Boot Barn Holdings, Inc.(a) 2,575 376,877
BorgWarner, Inc. 18,304 993,175
Brunswick Corp. 8,466 615,986
Cavco Industries, Inc.(a) 1,334 646,043
Century Communities, Inc. 9,815 563,185
Champion Homes, Inc.(a) 8,008 595,555
Chewy, Inc., Class A(a) 13,218 356,886
Columbia Sportswear Co. 11,198 613,762
Covista, Inc.(a) 4,109 473,562
Dillard's, Inc., Class A 947 541,788
Dorman Products, Inc.(a) 5,145 536,932
Dream Finders Homes, Inc.,
Class A(a) 17,497 243,558
Five Below, Inc.(a) 2,698 616,439
Frontdoor, Inc.(a) 8,440 446,138
Garrett Motion, Inc. 44,023 799,898
Gentex Corp. 27,772 606,818
Graham Holdings Co., Class B 948 1,002,283
Grand Canyon Education, Inc.(a) 3,909 664,647
Green Brick Partners, Inc.(a) 10,370 668,347
Group 1 Automotive, Inc. 1,537 508,178
Harley-Davidson, Inc. 19,291 390,064
Hilton Grand Vacations, Inc.(a) 13,095 512,276
Installed Building Products, Inc. 1,996 529,239
KB Home 10,941 566,197
Kontoor Brands, Inc. 6,300 442,827
Laureate Education, Inc., Class A(a) 29,524 1,028,616
LCI Industries 7,536 926,777
Lear Corp. 6,623 801,913
Life Time Group Holdings, Inc.(a) 22,406 603,618
M/I Homes, Inc.(a) 4,941 605,026
Meritage Homes Corp. 8,748 540,976
Mister Car Wash, Inc.(a) 128,004 892,188
Ollie's Bargain Outlet Holdings,
Inc.(a) 4,695 432,128
OneSpaWorld Holdings Ltd. 27,736 636,541
Patrick Industries, Inc. 6,959 772,936
SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Discretionary (11.7%): (continued)
Perdoceo Education Corp. 17,911 666,468
Phinia, Inc. 12,204 835,242
Savers Value Village, Inc.(a) 31,667 235,603
Sonic Automotive, Inc., Class A 8,616 590,799
Steven Madden Ltd. 12,589 427,019
Strategic Education, Inc. 9,089 754,023
Stride, Inc.(a) 4,033 355,590
Taylor Morrison Home Corp.,
Class A(a) 10,695 622,877
The Buckle, Inc. 13,965 703,277
The Cheesecake Factory, Inc. 12,165 666,034
The Goodyear Tire & Rubber Co.(a) 60,388 400,372
The Wendy's Co. 81,364 565,480
Thor Industries, Inc. 5,376 429,489
Tri Pointe Homes, Inc.(a) 20,127 940,535
United Parks & Resorts, Inc.(a) 10,643 347,600
Vail Resorts, Inc. 4,590 588,989
Valvoline, Inc.(a) 22,341 752,445
Visteon Corp. 5,911 538,551
Wolverine World Wide, Inc. 14,291 233,229
YETI Holdings, Inc.(a) 14,873 544,203
35,173,470
Consumer Staples ( 4 .9% ):
Cal-Maine Foods, Inc. 5,530 437,699
Celsius Holdings, Inc.(a) 6,115 216,960
Central Garden & Pet Co., Class A(a) 25,222 817,697
Darling Ingredients, Inc.(a) 17,029 1,053,244
Energizer Holdings, Inc. 21,306 349,845
Flowers Foods, Inc. 73,318 597,542
Grocery Outlet Holding Corp.(a) 20,191 142,347
Interparfums, Inc. 7,433 675,214
J & J Snack Foods Corp. 7,948 630,038
National Beverage Corp.(a) 24,256 816,214
Post Holdings, Inc.(a) 10,108 999,277
PriceSmart, Inc. 7,016 1,055,908
Reynolds Consumer Products, Inc. 39,900 845,082
Seaboard Corp. 200 1,130,804
The Chefs' Warehouse, Inc.(a) 10,798 641,941
The Marzetti Company 4,604 636,871
The Simply Good Foods Co.(a) 33,281 477,582
The Vita Coco Co., Inc.(a) 12,347 591,545
Tootsie Roll Industries, Inc. 22,541 962,947
Utz Brands, Inc. 57,731 457,230
Vital Farms, Inc.(a) 10,451 147,568
WD-40 Co. 5,102 1,040,502
14,724,057
Energy ( 5 .5% ):
Archrock, Inc. 23,120 804,576
Cactus, Inc., Class A 15,168 718,508
California Resources Corp. 10,525 728,541
Centrus Energy Corp., Class A(a) 675 117,173
Chord Energy Corp. 5,778 821,516
CNX Resources Corp.(a) 23,490 905,540

Schedule of Portfolio Investments - continued
March 31, 2026 (Unaudited)
Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Energy (5.5%): (continued)
Core Natural Resources, Inc. 4,622 484,062
Excelerate Energy, Inc., Class A 23,552 787,108
International Seaways, Inc. 13,081 953,343
Kinetik Holdings, Inc., Class A 16,197 784,097
Kodiak Gas Services, Inc. 14,741 859,695
Liberty Energy, Inc., Class A 30,294 872,467
Magnolia Oil & Gas Corp., Class A 25,597 808,097
Murphy Oil Corp. 16,105 664,331
Northern Oil & Gas, Inc. 18,796 549,407
NOV, Inc. 40,451 760,883
Oceaneering International, Inc.(a) 22,865 811,022
Peabody Energy Corp. 11,949 393,720
SM Energy Co. 17,090 532,866
Solaris Energy Infrastructure, Inc.,
Class A 5,246 296,451
Tidewater, Inc.(a) 7,822 653,528
Valaris Ltd.(a) 9,141 896,184
Viper Energy, Inc., Class A 16,616 780,786
Weatherford International PLC 6,540 618,553
16,602,454
Financials ( 24 .0% ):
Affiliated Managers Group, Inc. 3,383 936,076
Ameris Bancorp 10,870 847,751
Artisan Partners Asset Management,
Inc., Class A 17,443 634,751
Associated Banc-Corp. 29,129 753,276
Assured Guaranty Ltd. 12,273 1,000,004
Atlantic Union Bankshares Corp. 19,760 706,222
Axos Financial, Inc.(a) 9,170 780,275
Banc of California, Inc. 42,028 738,852
BancFirst Corp. 7,066 766,661
Bank of Hawaii Corp. 14,237 1,057,097
Bank OZK 14,403 660,954
BankUnited, Inc. 17,903 808,500
Banner Corp. 13,765 835,260
BGC Group, Inc., Class A 72,620 710,224
Brighthouse Financial, Inc.(a) 8,305 497,303
Cathay General Bancorp 16,780 836,651
CNO Financial Group, Inc. 20,000 821,200
Cohen & Steers, Inc. 11,445 715,885
Columbia Banking System, Inc. 25,875 709,751
Community Financial System, Inc. 14,601 856,349
Credit Acceptance Corp.(a) 1,301 550,921
Customers Bancorp, Inc.(a) 8,963 622,122
CVB Financial Corp. 46,965 910,651
Dave, Inc.(a) 1,336 232,584
Enact Holdings, Inc. 30,863 1,259,519
Essent Group Ltd. 17,855 1,043,446
Euronet Worldwide, Inc.(a) 7,933 526,513
EVERTEC, Inc. 22,496 634,837
FB Financial Corp. 13,742 713,760
Federated Hermes, Inc., Class B 20,550 1,165,391
First American Financial Corp. 14,144 852,742
SECURITY DESCRIPTION SHARES VALUE ($)
Financials (24.0%): (continued)
First Bancorp NC 16,492 929,324
First Bancorp Puerto Rico 39,331 840,110
First Financial Bancorp 34,259 955,141
First Financial Bankshares, Inc. 26,881 791,645
First Hawaiian, Inc. 37,123 914,711
First Interstate BancSystem, Inc.,
Class A 22,525 752,335
First Merchants Corp. 22,411 867,978
FirstCash Holdings, Inc. 5,925 1,113,900
FNB Corp. 48,307 807,693
Fulton Financial Corp. 43,737 889,611
Genworth Financial, Inc., Class A(a) 75,035 609,284
Glacier Bancorp, Inc. 14,922 666,566
HA Sustainable Infrastructure Capital,
Inc. 22,731 835,364
Hamilton Lane, Inc., Class A 4,378 435,173
Hancock Whitney Corp. 12,723 809,056
HCI Group, Inc. 3,975 614,575
Home BancShares, Inc. 33,395 899,327
Independent Bank Corp. 10,965 824,678
International Bancshares Corp. 13,289 894,217
Kemper Corp. 12,877 393,521
Lazard, Inc., Class A 10,276 436,525
Mercury General Corp. 8,281 729,970
MGIC Investment Corp. 36,059 946,549
Moelis & Co., Class A 9,356 533,292
NBT Bancorp, Inc. 22,159 943,530
NCR Atleos Corp.(a) 13,343 581,488
Nelnet, Inc., Class A 7,532 971,327
NMI Holdings, Inc., Class A(a) 25,622 961,081
OneMain Holdings, Inc., Class A 11,811 631,770
Palomar Holdings, Inc.(a) 4,694 560,933
Park National Corp. 5,660 925,127
Payoneer Global, Inc.(a) 74,971 362,110
PennyMac Financial Services, Inc. 6,008 525,099
Piper Sandler Cos. 7,468 571,675
PJT Partners, Inc., Class A 4,294 599,958
Provident Financial Services, Inc. 40,811 863,561
Radian Group, Inc. 28,161 931,566
Remitly Global, Inc.(a) 34,568 541,681
Renasant Corp. 20,436 738,353
RLI Corp. 16,807 958,671
Seacoast Banking Corp. of Florida 26,634 806,744
Selective Insurance Group, Inc. 8,155 614,805
ServisFirst Bancshares, Inc. 9,508 692,468
Sezzle, Inc.(a) 2,768 175,187
Simmons First National Corp., Class A 47,117 916,426
SLM Corp. 27,135 580,960
StoneX Group, Inc.(a) 9,064 731,012
Texas Capital Bancshares, Inc.(a) 9,101 863,503
The Bancorp, Inc.(a) 7,341 394,432
The Hanover Insurance Group, Inc. 5,332 924,302
The Western Union Co. 94,568 825,579

Schedule of Portfolio Investments - continued
March 31, 2026 (Unaudited)
Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Financials (24.0%): (continued)
Towne Bank 28,432 957,305
Trustmark Corp. 23,581 993,703
United Bankshares, Inc. 25,971 1,075,719
United Community Banks, Inc. 24,334 766,278
Valley National Bancorp 69,863 857,918
Virtu Financial, Inc., Class A 21,292 936,422
Voya Financial, Inc. 8,992 614,333
WaFd, Inc. 27,353 858,884
Walker & Dunlop, Inc. 8,206 364,182
WesBanco, Inc. 24,935 860,008
White Mountains Insurance Group
Ltd. 541 1,188,555
WSFS Financial Corp. 15,713 1,028,573
72,371,301
Health Care ( 6 .3% ):
Acadia Healthcare Co., Inc.(a) 15,995 374,123
ACADIA Pharmaceuticals, Inc.(a) 22,716 505,658
Addus HomeCare Corp.(a) 6,521 610,692
ADMA Biologics, Inc.(a) 30,416 274,048
Agios Pharmaceuticals, Inc.(a) 12,964 438,572
Alkermes PLC(a) 21,131 747,192
Ardent Health, Inc.(a) 34,530 295,577
BrightSpring Health Services, Inc.(a) 16,664 710,053
Catalyst Pharmaceuticals, Inc.(a) 31,543 781,005
Concentra Group Holdings Parent,
Inc. 36,877 791,012
Corcept Therapeutics, Inc.(a) 2,272 91,584
CorVel Corp.(a) 10,212 558,086
Elanco Animal Health, Inc.(a) 21,579 516,385
Envista Holdings Corp.(a) 28,876 732,584
GeneDx Holdings Corp., Class A(a) 1,779 114,247
Haemonetics Corp.(a) 10,248 577,577
Harmony Biosciences Holdings,
Inc.(a) 20,358 570,228
Inspire Medical Systems, Inc.(a) 5,108 263,471
Integer Holdings Corp.(a) 8,012 705,056
Krystal Biotech, Inc.(a) 2,781 718,388
Lantheus Holdings, Inc.(a) 7,186 545,058
LeMaitre Vascular, Inc. 7,557 824,998
Merit Medical Systems, Inc.(a) 9,315 642,083
Option Care Health, Inc.(a) 25,986 699,543
Prestige Consumer Healthcare,
Inc.(a) 12,273 727,421
Privia Health Group, Inc.(a) 29,799 612,965
Progyny, Inc.(a) 29,576 502,200
Protagonist Therapeutics, Inc.(a) 3,957 417,068
PTC Therapeutics, Inc.(a) 6,427 437,872
Sotera Health Co.(a) 31,192 447,293
Supernus Pharmaceuticals, Inc.(a) 13,060 675,071
TG Therapeutics, Inc.(a) 12,618 419,170
TransMedics Group, Inc.(a) 3,653 363,145
Veracyte, Inc.(a) 12,955 417,281
Vericel Corp.(a) 14,355 461,800
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care (6.3%): (continued)
Waystar Holding Corp.(a) 17,773 428,507
18,997,013
Industrials ( 21 .6% ):
AAR Corp.(a) 7,359 805,516
ABM Industries, Inc. 17,143 660,348
AeroVironment, Inc.(a) 1,039 190,189
Alamo Group, Inc. 4,500 742,365
Albany International Corp., Class A 10,048 524,606
Amentum Holdings, Inc.(a) 19,404 506,056
American Superconductor Corp.(a) 4,836 163,699
Arcosa, Inc. 7,054 748,712
Argan, Inc. 1,310 713,492
Armstrong World Industries, Inc. 4,525 745,720
Atkore, Inc. 6,673 393,106
Atmus Filtration Technologies, Inc. 15,540 882,206
AZZ, Inc. 7,106 889,174
Bloom Energy Corp., Class A(a) 3,095 419,342
Blue Bird Corp.(a) 10,055 571,023
Boise Cascade Co. 8,382 635,775
Brady Corp., Class A 12,457 1,012,007
Casella Waste Systems, Inc.,
Class A(a) 9,613 762,695
CBIZ, Inc.(a) 10,619 285,120
Concentrix Corp. 7,538 206,240
Construction Partners, Inc., Class A(a) 3,879 431,034
CoreCivic, Inc.(a) 39,681 750,368
CSG Systems International, Inc. 14,025 1,121,159
CSW Industrials, Inc. 2,559 666,824
DXP Enterprises, Inc.(a) 4,113 574,709
Dycom Industries, Inc.(a) 2,006 679,673
Enerpac Tool Group Corp., Class A 17,985 655,913
EnerSys 5,813 1,009,834
Enpro, Inc. 2,813 705,078
ESCO Technologies, Inc. 2,979 838,201
Everus Construction Group, Inc.(a) 4,550 537,173
Exponent, Inc. 15,389 1,004,132
Federal Signal Corp. 5,073 548,594
Franklin Electric Co., Inc. 9,556 880,777
FTI Consulting, Inc.(a) 5,474 967,639
GATX Corp. 5,594 955,120
Gibraltar Industries, Inc.(a) 9,247 368,678
Granite Construction, Inc. 7,980 956,642
Griffon Corp. 8,206 596,412
GXO Logistics, Inc.(a) 10,424 540,484
Hayward Holdings, Inc.(a) 44,935 601,230
Helios Technologies, Inc. 8,622 557,930
Herc Holdings, Inc. 3,094 308,008
Hexcel Corp. 11,316 915,804
Hillman Solutions Corp.(a) 54,788 455,836
HNI Corp. 17,315 578,148
Huron Consulting Group, Inc.(a) 4,261 543,235
ICF International, Inc. 6,788 443,189
IES Holdings, Inc.(a) 966 460,270

Schedule of Portfolio Investments - continued
March 31, 2026 (Unaudited)
Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (21.6%): (continued)
Insperity, Inc. 9,756 263,802
Kadant, Inc. 2,107 615,981
Kirby Corp.(a) 7,369 979,193
Korn Ferry 12,497 786,686
Kratos Defense & Security Solutions,
Inc.(a) 4,657 328,365
Landstar System, Inc. 6,353 1,018,449
Legalzoom.com, Inc.(a) 40,507 229,675
Matson, Inc. 5,837 956,918
Maximus, Inc. 9,216 590,746
McGrath RentCorp 7,296 804,603
Modine Manufacturing Co.(a) 2,240 485,430
Moog, Inc., Class A 3,225 943,764
MSA Safety, Inc. 5,935 973,043
MSC Industrial Direct Co., Inc.,
Class A 9,989 921,685
Mueller Water Products, Inc., Class A 23,460 644,915
MYR Group, Inc.(a) 2,386 673,616
OPENLANE, Inc.(a) 23,706 691,030
Pitney Bowes, Inc. 46,803 517,173
Powell Industries, Inc. 1,307 707,192
Power Solutions International, Inc.(a) 2,733 166,385
Primoris Services Corp. 3,376 482,903
Robert Half, Inc. 20,134 511,404
Rush Enterprises, Inc., Class A 13,757 909,475
Ryder System, Inc. 3,986 815,974
Schneider National, Inc., Class B 33,036 870,829
Science Applications International
Corp. 6,805 645,931
SiteOne Landscape Supply, Inc.(a) 5,104 679,393
SkyWest, Inc.(a) 5,954 546,756
SPX Technologies, Inc.(a) 3,403 680,396
Standex International Corp. 2,747 700,100
Sterling Infrastructure, Inc.(a) 1,117 454,921
Tecnoglass, Inc. 8,455 376,670
Terex Corp. 10,020 592,182
The Brink's Co. 6,639 688,000
The GEO Group, Inc.(a) 26,656 448,087
The Timken Co. 9,265 931,781
TriNet Group, Inc. 9,985 363,754
Trinity Industries, Inc. 24,526 789,247
UFP Industries, Inc. 8,157 751,423
UL Solutions, Inc., Class A 9,523 816,216
UniFirst Corp. 4,719 1,187,253
Upwork, Inc.(a) 27,268 298,857
V2X, Inc.(a) 9,061 620,679
Valmont Industries, Inc. 1,542 616,137
Verra Mobility Corp., Class A(a) 28,476 406,922
Vicor Corp.(a) 6,628 1,067,108
VSE Corp. 3,131 577,356
Watts Water Technologies, Inc.,
Class A 2,940 853,453
WillScot Holdings Corp. 21,565 374,368
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (21.6%): (continued)
Worthington Enterprises, Inc. 9,879 515,091
Zurn Elkay Water Solutions Corp. 16,454 737,797
65,118,599
Information Technology ( 10 .7% ):
ACI Worldwide, Inc.(a) 12,861 527,430
ACM Research, Inc., Class A(a) 8,421 331,366
Advanced Energy Industries, Inc. 2,668 860,990
Agilysys, Inc.(a) 4,052 288,259
Alarm.com Holdings, Inc.(a) 17,140 740,277
Amkor Technology, Inc. 14,642 659,329
Appfolio, Inc., Class A(a) 2,279 359,672
Arrow Electronics, Inc.(a) 6,448 924,708
ASGN, Inc.(a) 12,430 481,165
Avnet, Inc. 14,201 875,066
Axcelis Technologies, Inc.(a) 5,472 509,334
Badger Meter, Inc. 3,720 566,742
Belden, Inc. 5,743 659,469
BlackLine, Inc.(a) 12,453 460,761
Cirrus Logic, Inc.(a) 4,857 702,419
Cleanspark, Inc.(a) 14,500 123,395
Clear Secure, Inc., Class A 19,599 948,788
Clearwater Analytics Holdings, Inc.,
Class A(a) 33,989 803,840
Cognex Corp. 11,877 581,854
Commvault Systems, Inc.(a) 2,803 218,326
Crane NXT Co. 9,006 365,554
DigitalOcean Holdings, Inc.(a) 9,101 780,684
Diodes, Inc.(a) 9,539 651,132
Dolby Laboratories, Inc., Class A 13,244 795,435
DXC Technology Co.(a) 42,652 536,136
ePlus, Inc. 9,674 727,968
Five9, Inc.(a) 22,158 336,137
FormFactor, Inc.(a) 9,753 945,943
Impinj, Inc.(a) 1,652 169,660
Insight Enterprises, Inc.(a) 5,960 399,380
InterDigital, Inc. 1,786 539,372
Itron, Inc.(a) 5,983 536,256
Knowles Corp.(a) 27,587 708,434
Life360, Inc.(a) 3,746 152,912
Littelfuse, Inc. 2,083 706,866
LiveRamp Holdings, Inc.(a) 18,838 499,584
Lumentum Holdings, Inc.(a) 2,242 1,575,588
MARA Holdings, Inc.(a) 15,982 130,413
Mirion Technologies, Inc., Class A(a) 18,856 350,533
NetScout Systems, Inc.(a) 28,504 906,142
OSI Systems, Inc.(a) 2,312 613,859
Plexus Corp.(a) 4,747 961,457
Power Integrations, Inc. 14,061 719,923
Progress Software Corp.(a) 14,320 367,308
Q2 Holdings, Inc.(a) 8,773 414,963
Qualys, Inc.(a) 6,165 541,595
Rambus, Inc.(a) 4,098 352,551
Semtech Corp.(a) 4,005 307,944

Schedule of Portfolio Investments - continued
March 31, 2026 (Unaudited)
Timothy Plan US Small Cap Core ETF

Percentages indicated are based on net assets as of March
31, 2026.
SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (10.7%): (continued)
Sprinklr, Inc., Class A(a) 70,462 422,772
SPS Commerce, Inc.(a) 4,677 260,369
Teradata Corp.(a) 27,118 695,034
TTM Technologies, Inc.(a) 7,983 777,704
Viavi Solutions, Inc.(a) 47,611 1,584,494
Vontier Corp. 19,274 683,649
32,140,941
Materials ( 5 .6% ):
Avient Corp. 18,336 665,597
Balchem Corp. 7,371 1,249,237
Cabot Corp. 10,798 813,197
Coeur Mining, Inc.(a) 18,382 345,030
Commercial Metals Co. 10,880 668,358
Element Solutions, Inc. 26,017 888,220
FMC Corp. 14,338 246,900
Greif, Inc., Class A 11,817 792,566
H.B. Fuller Co. 11,529 711,109
Hawkins, Inc. 4,098 629,453
Hecla Mining Co. 30,669 571,364
Innospec, Inc. 11,299 825,053
Knife River Corp.(a) 7,740 631,971
Materion Corp. 5,072 733,665
Minerals Technologies, Inc. 11,185 793,240
NewMarket Corp. 1,274 816,570
Perimeter Solutions, Inc.(a) 24,317 593,821
Sealed Air Corp. 19,312 812,070
Sensient Technologies Corp. 8,261 714,081
Silgan Holdings, Inc. 18,605 721,874
Sylvamo Corp. 13,007 549,416
The Scotts Miracle-Gro Co. 10,087 613,391
United States Lime & Minerals, Inc. 4,992 652,005
Warrior Met Coal, Inc. 7,015 653,447
16,691,635
Real Estate ( 0 .7% ):
Howard Hughes Holdings, Inc.(a) 9,429 596,478
Newmark Group, Inc., Class A 34,132 511,639
The St. Joe Co. 17,385 1,091,778
2,199,895
Utilities ( 7 .6% ):
American States Water Co. 15,021 1,135,888
Avista Corp. 33,652 1,350,791
Black Hills Corp. 20,356 1,412,910
California Water Service Group 22,155 1,004,508
Chesapeake Utilities Corp. 8,212 1,037,751
Clearway Energy, Inc., Class C 27,314 1,073,167
H2O America 18,273 1,072,077
IDACORP, Inc. 9,755 1,394,672
MDU Resources Group, Inc. 50,581 1,048,038
MGE Energy, Inc. 13,310 1,028,730
National Fuel Gas Co. 13,226 1,242,715
New Jersey Resources Corp. 29,736 1,633,101
ONE Gas, Inc. 14,197 1,222,788
Ormat Technologies, Inc. 9,576 1,071,746
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (7.6%): (continued)
Otter Tail Corp. 12,359 1,084,749
Portland General Electric Co. 26,508 1,398,827
Southwest Gas Holdings, Inc. 12,411 1,078,516
Spire, Inc. 14,886 1,347,778
UGI Corp. 35,385 1,288,722
22,927,474
Total Common Stocks
(Cost $278,979,124) 300,622,023
Total Investments
(Cost $278,979,124) — 99.8% 300,622,023
Other assets in excess of liabilities — 0.2% 770,656
NET ASSETS - 100.00% $ 301,392,679
(a) Non-income producing security.

Schedule of Portfolio Investments - continued
March 31, 2026 (Unaudited)
Timothy Plan US Small Cap Core ETF

Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index 6/18/26 5 $ 624,931 $ 628,050 $ 3,119
$ 3,119

Schedule of Portfolio Investments
March 31, 2026 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.8%)
Aerospace & Defense ( 3 .5% ):
Axon Enterprise, Inc.(a) 989 420,018
BWX Technologies, Inc. 4,762 973,781
Curtiss-Wright Corp. 2,128 1,449,423
FTAI Aviation Ltd. 2,661 651,945
General Dynamics Corp. 5,234 1,796,413
HEICO Corp. 3,949 1,082,816
Howmet Aerospace, Inc. 5,825 1,342,430
Textron, Inc. 16,094 1,409,191
TransDigm Group, Inc. 1,034 1,198,365
Woodward, Inc. 4,972 1,779,578
12,103,960
Air Freight & Logistics ( 1 .0% ):
C.H. Robinson Worldwide, Inc. 9,081 1,508,082
Expeditors International of
Washington, Inc. 12,184 1,745,114
3,253,196
Building Products ( 2 .2% ):
Allegion PLC 8,238 1,196,899
Builders FirstSource, Inc.(a) 6,674 549,470
Carlisle Cos., Inc. 3,249 1,083,931
Carrier Global Corp. 19,311 1,087,402
Lennox International, Inc. 2,058 955,180
Masco Corp. 18,018 1,087,747
Trane Technologies PLC 3,139 1,308,147
7,268,776
Commercial Services & Supplies ( 2 .7% ):
Cintas Corp. 9,277 1,569,112
Copart, Inc.(a) 35,705 1,185,406
Republic Services, Inc., Class A 9,099 1,992,863
Rollins, Inc. 32,490 1,735,291
Waste Management, Inc. 9,627 2,212,188
8,694,860
Communication Services ( 0 .1% ):
The Trade Desk, Inc., Class A(a) 8,867 201,192
201,192
Construction & Engineering ( 2 .2% ):
AECOM 12,516 1,061,607
API Group Corp.(a) 36,796 1,490,974
Comfort Systems USA, Inc. 772 1,064,580
EMCOR Group, Inc. 1,351 997,457
MasTec, Inc.(a) 4,171 1,341,978
Quanta Services, Inc. 2,245 1,232,550
7,189,146
Consumer Discretionary ( 5 .9% ):
Aptiv PLC(a) 12,974 900,915
Carvana Co., Class A(a) 1,607 505,209
Chewy, Inc., Class A(a) 22,029 594,783
Chipotle Mexican Grill, Inc.,
Class A(a) 28,098 899,417
Coupang, Inc., Class A(a) 35,980 679,302
D.R. Horton, Inc. 6,590 904,280
SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Discretionary (5.9%): (continued)
Deckers Outdoor Corp.(a) 7,186 719,247
Domino's Pizza, Inc. 3,486 1,250,742
Garmin Ltd. 4,237 983,026
Genuine Parts Co. 11,394 1,204,915
Lennar Corp., Class A 9,163 795,715
NVR, Inc.(a) 180 1,186,169
O'Reilly Automotive, Inc.(a) 18,324 1,691,488
PulteGroup, Inc. 8,865 1,042,613
Ross Stores, Inc. 9,995 2,165,217
Somnigroup International, Inc. 14,086 1,041,237
Toll Brothers, Inc. 8,403 1,146,757
Tractor Supply Co. 24,739 1,120,677
Williams-Sonoma, Inc. 4,863 886,671
19,718,380
Consumer Staples ( 5 .5% ):
BJ's Wholesale Club Holdings, Inc.(a) 13,654 1,343,827
Bunge Global SA 15,206 1,934,203
Casey's General Stores, Inc. 2,374 1,727,939
Celsius Holdings, Inc.(a) 10,191 361,577
Costco Wholesale Corp. 1,838 1,831,438
Dollar General Corp. 10,675 1,267,443
Hormel Foods Corp. 63,082 1,428,807
Kenvue, Inc. 77,832 1,341,824
Kimberly-Clark Corp. 16,345 1,576,802
McCormick & Co., Inc. 24,206 1,220,951
Sprouts Farmers Market, Inc.(a) 9,987 770,297
Sysco Corp. 22,628 1,614,055
U.S. Foods Holding Corp.(a) 21,427 1,975,784
18,394,947
Electrical Equipment ( 2 .1% ):
AMETEK, Inc. 9,604 2,058,713
Bloom Energy Corp., Class A(a) 5,157 698,722
GE Vernova, Inc. 1,103 962,809
Hubbell, Inc., Class B 2,921 1,433,452
Rockwell Automation, Inc. 3,295 1,182,510
Vertiv Holdings Co., Class A 3,153 790,079
7,126,285
Energy ( 9 .1% ):
Baker Hughes Co., Class A 22,803 1,392,123
Cheniere Energy, Inc. 5,069 1,438,379
ConocoPhillips Co. 12,398 1,636,536
Coterra Energy, Inc. 55,526 1,951,184
Devon Energy Corp. 26,625 1,339,770
Diamondback Energy, Inc. 6,636 1,312,534
EOG Resources, Inc. 11,677 1,688,144
EQT Corp. 18,822 1,197,832
Expand Energy Corp. 12,785 1,403,537
Halliburton Co. 39,529 1,541,236
Kinder Morgan, Inc. 54,185 1,816,823
Occidental Petroleum Corp. 24,006 1,560,390
ONEOK, Inc. 17,021 1,538,528
Phillips 66 Co. 8,020 1,461,084
SLB Ltd. 31,911 1,639,906

Schedule of Portfolio Investments - continued
March 31, 2026 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Energy (9.1%): (continued)
Targa Resources Corp. 6,803 1,705,716
Texas Pacific Land Corp. 2,653 1,259,008
The Williams Cos., Inc. 22,460 1,634,639
Valero Energy Corp. 6,245 1,543,015
Viper Energy, Inc., Class A 27,720 1,302,563
30,362,947
Financials ( 11 .7% ):
Affirm Holdings, Inc., Class A(a) 6,994 320,465
Aflac, Inc. 15,764 1,729,469
Arch Capital Group Ltd.(a) 16,190 1,554,078
Arthur J. Gallagher & Co. 5,342 1,156,970
Blue Owl Capital, Inc., Class A 54,290 495,668
Brown & Brown, Inc. 16,494 1,075,574
Cboe Global Markets, Inc. 7,153 2,010,494
Cincinnati Financial Corp. 9,670 1,521,575
CME Group, Inc., Class A 7,643 2,257,360
Coinbase Global, Inc., Class A(a) 1,458 254,581
East West Bancorp, Inc. 11,130 1,188,239
Equitable Holdings, Inc. 21,755 807,328
Everest Group Ltd. 4,720 1,542,732
Fidelity National Information
Services, Inc. 18,479 866,850
First Citizens Bancshares, Inc., Class A 664 1,251,414
Franklin Resources, Inc. 53,260 1,258,001
Global Payments, Inc. 10,878 732,089
Houlihan Lokey, Inc., Class A 7,082 1,017,117
Interactive Brokers Group, Inc.,
Class A 11,711 785,457
Intercontinental Exchange, Inc. 13,597 2,138,536
Jefferies Financial Group, Inc. 16,853 695,523
LPL Financial Holdings, Inc. 3,265 982,210
Markel Group, Inc.(a) 813 1,556,139
MSCI, Inc., Class A 2,548 1,373,398
Nasdaq, Inc. 17,555 1,490,244
Principal Financial Group, Inc. 16,396 1,477,444
Reinsurance Group of America, Inc. 6,394 1,305,399
Ryan Specialty Holdings, Inc., Class A 23,314 786,614
SoFi Technologies, Inc.(a) 23,834 378,484
The Progressive Corp. 7,031 1,393,825
Toast, Inc., Class A(a) 24,089 638,599
Tradeweb Markets, Inc., Class A 12,476 1,467,926
W.R. Berkley Corp. 22,599 1,497,862
39,007,664
Ground Transportation ( 1 .4% ):
CSX Corp. 43,136 1,770,733
Old Dominion Freight Line, Inc. 6,992 1,366,237
Union Pacific Corp. 7,245 1,757,782
4,894,752
Health Care ( 8 .8% ):
Agilent Technologies, Inc. 8,622 982,736
Centene Corp.(a) 17,658 578,123
Dexcom, Inc.(a) 13,123 824,124
Doximity, Inc., Class A(a) 9,488 221,070
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care (8.8%): (continued)
Edwards Lifesciences Corp.(a) 21,898 1,753,592
Encompass Health Corp. 11,465 1,109,009
GE HealthCare Technologies, Inc. 14,054 1,000,364
HCA Healthcare, Inc. 3,367 1,593,399
Humana, Inc. 3,212 556,929
IDEXX Laboratories, Inc.(a) 1,372 770,913
Illumina, Inc.(a) 9,397 1,158,274
Incyte Corp.(a) 13,575 1,277,679
Insulet Corp.(a) 3,080 646,307
Intuitive Surgical, Inc.(a) 2,553 1,176,907
IQVIA Holdings, Inc.(a) 4,714 803,925
Medpace Holdings, Inc.(a) 1,051 504,680
Mettler-Toledo International, Inc.(a) 854 1,077,065
Neurocrine Biosciences, Inc.(a) 7,297 961,307
Quest Diagnostics, Inc. 9,063 1,776,167
ResMed, Inc. 5,117 1,148,664
Solventum Corp.(a) 16,579 1,082,609
STERIS PLC 7,005 1,549,016
Stryker Corp. 4,844 1,591,690
Tenet Healthcare Corp.(a) 4,800 905,808
United Therapeutics Corp.(a) 1,656 981,975
Veeva Systems, Inc., Class A(a) 3,828 672,426
Waters Corp.(a) 3,052 908,886
West Pharmaceutical Services, Inc. 2,403 602,288
Zoetis, Inc., Class A 10,245 1,211,061
29,426,993
Information Technology ( 14 .2% ):
Amphenol Corp., Class A 8,528 1,077,513
Analog Devices, Inc. 4,146 1,319,008
AppLovin Corp., Class A(a) 817 325,166
Arista Networks, Inc.(a) 4,163 511,133
Astera Labs, Inc.(a) 2,058 225,557
Bentley Systems, Inc., Class B 30,437 1,068,947
Broadcom, Inc. 2,237 692,374
Cadence Design Systems, Inc.(a) 2,846 790,818
CDW Corp. 8,236 996,721
Ciena Corp.(a) 4,026 1,563,014
Cognizant Technology Solutions
Corp., Class A 22,244 1,364,669
Corpay, Inc.(a) 3,628 1,055,712
Credo Technology Group Holding
Ltd.(a) 3,036 284,989
Datadog, Inc., Class A(a) 5,495 648,685
Docusign, Inc., Class A(a) 11,325 536,918
Dynatrace, Inc.(a) 23,876 882,935
Entegris, Inc. 7,554 885,631
F5, Inc.(a) 3,850 1,113,921
Fair Isaac Corp.(a) 512 546,580
First Solar, Inc.(a) 2,645 521,753
Fortinet, Inc.(a) 10,345 845,393
Gartner, Inc.(a) 3,748 593,458
Guidewire Software, Inc.(a) 3,701 553,522
Jabil, Inc. 4,947 1,314,072

Schedule of Portfolio Investments - continued
March 31, 2026 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (14.2%): (continued)
Keysight Technologies, Inc.(a) 7,431 2,098,291
KLA Corp. 908 1,336,948
Manhattan Associates, Inc.(a) 4,016 534,610
Monolithic Power Systems, Inc. 696 760,972
Motorola Solutions, Inc. 3,671 1,593,104
NetApp, Inc. 8,896 910,861
Nutanix, Inc., Class A(a) 12,780 485,768
NXP Semiconductors NV 3,891 765,982
Okta, Inc., Class A(a) 8,550 672,971
ON Semiconductor Corp.(a) 14,004 867,128
Palantir Technologies, Inc., Class A(a) 3,134 458,442
Palo Alto Networks, Inc.(a) 5,081 814,586
PTC, Inc.(a) 5,455 777,283
Roper Technologies, Inc. 3,619 1,280,619
Seagate Technology Holdings PLC 3,978 1,558,421
ServiceNow, Inc.(a) 5,133 536,655
Strategy, Inc., Class A(a) 1,708 213,158
Super Micro Computer, Inc.(a) 8,185 186,372
Synopsys, Inc.(a) 1,451 575,293
TD SYNNEX Corp. 7,749 1,307,334
TE Connectivity PLC 5,810 1,214,406
Teledyne Technologies, Inc.(a) 2,907 1,758,764
Teradyne, Inc. 5,177 1,534,773
Texas Instruments, Inc. 5,229 1,015,158
Trimble, Inc.(a) 16,478 1,074,860
Tyler Technologies, Inc.(a) 2,883 987,082
Western Digital Corp. 6,769 1,830,947
Zebra Technologies Corp.(a) 3,027 632,885
47,502,162
Machinery ( 7 .1% ):
Caterpillar, Inc. 2,633 1,865,375
Deere & Co. 2,974 1,675,254
Dover Corp. 8,508 1,773,493
Fortive Corp. 29,109 1,609,146
Graco, Inc. 21,864 1,850,788
Illinois Tool Works, Inc. 6,742 1,754,875
Ingersoll Rand, Inc. 14,825 1,187,779
ITT, Inc. 7,248 1,380,961
Lincoln Electric Holdings, Inc. 5,166 1,286,747
Otis Worldwide Corp. 16,676 1,285,386
PACCAR, Inc. 14,182 1,638,021
Parker-Hannifin Corp. 1,606 1,437,755
Snap-on, Inc. 4,488 1,630,131
Westinghouse Air Brake Technologies
Corp. 6,634 1,657,903
Xylem, Inc. 10,218 1,221,051
23,254,665
Materials ( 7 .5% ):
Avery Dennison Corp. 10,339 1,785,339
Ball Corp. 30,840 1,822,952
CF Industries Holdings, Inc. 12,811 1,663,380
CRH PLC 9,315 979,193
Freeport-McMoRan, Inc. 18,119 1,065,035
SECURITY DESCRIPTION SHARES VALUE ($)
Materials (7.5%): (continued)
Linde PLC 4,425 2,193,738
LyondellBasell Industries NV, Class A 19,801 1,595,169
Martin Marietta Materials, Inc. 2,561 1,507,609
Newmont Corp. 12,522 1,355,507
Nucor Corp. 7,518 1,271,294
Packaging Corp. of America 6,505 1,380,491
PPG Industries, Inc. 12,613 1,348,077
Reliance, Inc. 5,151 1,565,492
RPM International, Inc. 12,083 1,201,050
Steel Dynamics, Inc. 7,226 1,300,680
The Sherwin-Williams Co. 4,693 1,504,341
Vulcan Materials Co. 5,176 1,409,425
24,948,772
Professional Services ( 1 .5% ):
Equifax, Inc. 4,448 800,951
Paychex, Inc. 12,422 1,144,315
SS&C Technologies Holdings, Inc. 19,089 1,289,844
TransUnion 10,927 756,039
Verisk Analytics, Inc., Class A 7,134 1,353,676
5,344,825
Real Estate ( 0 .2% ):
CoStar Group, Inc.(a) 16,177 652,580
652,580
Trading Companies & Distributors ( 2 .0% ):
Fastenal Co. 34,711 1,610,590
Ferguson Enterprises, Inc. 4,710 1,098,655
United Rentals, Inc. 1,070 779,559
W.W. Grainger, Inc. 1,673 1,824,925
Watsco, Inc. 3,187 1,159,399
6,473,128
Utilities ( 11 .1% ):
Alliant Energy Corp. 30,808 2,210,782
Ameren Corp. 20,916 2,299,087
American Electric Power Co., Inc. 17,153 2,248,415
American Water Works Co., Inc. 10,827 1,473,447
Atmos Energy Corp. 12,530 2,314,542
CenterPoint Energy, Inc. 57,720 2,491,195
CMS Energy Corp. 29,550 2,292,489
Consolidated Edison, Inc. 18,369 2,079,003
Constellation Energy Corp. 1,800 502,650
DTE Energy Co. 15,338 2,242,722
Entergy Corp. 18,008 2,023,379
Evergy, Inc. 29,039 2,378,875
Eversource Energy 20,726 1,435,897
NextEra Energy, Inc. 15,851 1,472,241
NiSource, Inc. 42,116 1,965,133
NRG Energy, Inc. 4,081 596,397
Public Service Enterprise Group, Inc. 21,747 1,760,420
Talen Energy Corp.(a) 1,471 469,587
The Southern Co. 22,288 2,151,238
Vistra Corp. 2,822 424,231

Schedule of Portfolio Investments - continued
March 31, 2026 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF

Percentages indicated are based on net assets as March 31,
2026.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (11.1%): (continued)
WEC Energy Group, Inc. 19,105 2,211,786
37,043,516
Total Common Stocks
(Cost $288,110,723) 332,862,746
Rights (0.0%)
†
Health Care ( 0 .0% ):
†
ABIOMED, Inc., CVR
Expiring  01/04/27(a)(b) 2,152 2,195
2,195
Total Rights
(Cost $–) 2,195
Total Investments
(Cost $288,110,723) — 99.8% 332,864,941
Other assets in excess of liabilities — 0.2% 661,026
NET ASSETS - 100.00% $ 333,525,967
(a) Non-income producing security.
† Represents less than 0.05%.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.00% of the Fund’s net assets as of March 31, 2026. This security is classified as Level 3 within the fair value hierarchy.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 6/18/26 2 $ 658,103 $ 657,075 $ (1,028)
$ (1,028)

Schedule of Portfolio Investments
March 31, 2026 (Unaudited)
Timothy Plan High Dividend Stock ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.6%)
Consumer Discretionary ( 4 .1% ):
Domino's Pizza, Inc. 7,821 2,806,096
Garmin Ltd. 9,505 2,205,255
Genuine Parts Co. 25,565 2,703,499
Lennar Corp., Class A 20,547 1,784,301
Tractor Supply Co. 55,499 2,514,105
Williams-Sonoma, Inc. 10,908 1,988,856
14,002,112
Consumer Staples ( 6 .8% ):
Bunge Global SA 34,116 4,339,555
Dollar General Corp. 23,953 2,843,940
Hormel Foods Corp. 141,534 3,205,745
Kenvue, Inc. 174,608 3,010,242
Kimberly-Clark Corp. 36,673 3,537,844
McCormick & Co., Inc. 54,317 2,739,749
Sysco Corp. 50,781 3,622,209
23,299,284
Energy ( 17 .4% ):
Baker Hughes Co., Class A 51,146 3,122,463
ConocoPhillips Co. 27,812 3,671,184
Coterra Energy, Inc. 124,575 4,377,566
Devon Energy Corp. 59,720 3,005,110
Diamondback Energy, Inc. 14,884 2,943,906
EOG Resources, Inc. 26,194 3,786,867
Expand Energy Corp. 28,682 3,148,710
Halliburton Co. 88,676 3,457,477
Kinder Morgan, Inc. 121,575 4,076,410
Occidental Petroleum Corp. 53,842 3,499,730
ONEOK, Inc. 38,187 3,451,723
Phillips 66 Co. 17,988 3,277,054
SLB Ltd. 71,597 3,679,370
Targa Resources Corp. 15,263 3,826,892
The Williams Cos., Inc. 50,393 3,667,603
Valero Energy Corp. 14,011 3,461,838
Viper Energy, Inc., Class A 62,163 2,921,039
59,374,942
Financials ( 10 .9% ):
Aflac, Inc. 35,372 3,880,662
Blue Owl Capital, Inc., Class A 121,789 1,111,934
Cincinnati Financial Corp. 21,698 3,414,180
CME Group, Inc., Class A 17,492 5,166,262
East West Bancorp, Inc. 24,970 2,665,797
Equitable Holdings, Inc. 48,791 1,810,634
Everest Group Ltd. 10,589 3,461,015
Fidelity National Information
Services, Inc. 41,450 1,944,419
Franklin Resources, Inc. 119,486 2,822,259
Jefferies Financial Group, Inc. 37,796 1,559,841
Principal Financial Group, Inc. 36,789 3,315,057
Reinsurance Group of America, Inc. 14,348 2,929,288
The Progressive Corp. 15,798 3,131,796
37,213,144
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 2 .3% ):
Humana, Inc. 7,206 1,249,448
Quest Diagnostics, Inc. 20,338 3,985,841
Zoetis, Inc., Class A 22,985 2,717,057
7,952,346
Industrials ( 19 .5% ):
C.H. Robinson Worldwide, Inc. 20,376 3,383,842
Carlisle Cos., Inc. 7,284 2,430,088
Carrier Global Corp. 43,311 2,438,842
CSX Corp. 96,788 3,973,147
Deere & Co. 6,671 3,757,774
Fastenal Co. 77,881 3,613,678
Ferguson Enterprises, Inc. 10,563 2,463,925
General Dynamics Corp. 11,748 4,032,149
Graco, Inc. 49,067 4,153,522
Illinois Tool Works, Inc. 15,128 3,937,667
Lincoln Electric Holdings, Inc. 11,587 2,886,090
Masco Corp. 40,418 2,440,035
Otis Worldwide Corp. 37,418 2,884,179
PACCAR, Inc. 31,824 3,675,672
Paychex, Inc. 27,872 2,567,569
Rockwell Automation, Inc. 7,392 2,652,841
Snap-on, Inc. 10,072 3,658,352
Union Pacific Corp. 16,261 3,945,244
Waste Management, Inc. 21,607 4,965,073
Watsco, Inc. 7,149 2,600,735
66,460,424
Information Technology ( 4 .2% ):
Analog Devices, Inc. 9,300 2,958,702
CDW Corp. 18,472 2,235,481
Cognizant Technology Solutions
Corp., Class A 49,921 3,062,653
NetApp, Inc. 19,955 2,043,193
NXP Semiconductors NV 8,729 1,718,391
Texas Instruments, Inc. 11,730 2,277,262
14,295,682
Materials ( 11 .3% ):
Avery Dennison Corp. 23,203 4,006,694
Ball Corp. 69,203 4,090,589
CF Industries Holdings, Inc. 28,732 3,730,563
Linde PLC 9,928 4,921,905
LyondellBasell Industries NV, Class A 44,412 3,577,831
Nucor Corp. 16,866 2,852,041
Packaging Corp. of America 14,596 3,097,563
PPG Industries, Inc. 28,296 3,024,277
Reliance, Inc. 11,559 3,513,011
RPM International, Inc. 27,107 2,694,436
Steel Dynamics, Inc. 16,211 2,917,980
38,426,890
Utilities ( 23 .1% ):
Alliant Energy Corp. 69,146 4,961,917
Ameren Corp. 46,942 5,159,865
American Electric Power Co., Inc. 38,499 5,046,449
American Water Works Co., Inc. 24,291 3,305,762

Schedule of Portfolio Investments - continued
March 31, 2026 (Unaudited)
Timothy Plan High Dividend Stock ETF

Percentages indicated are based on net assets as of March
31, 2026.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (23.1%): (continued)
Atmos Energy Corp. 28,125 5,195,250
CenterPoint Energy, Inc. 129,554 5,591,551
CMS Energy Corp. 66,320 5,145,105
Consolidated Edison, Inc. 41,223 4,665,619
DTE Energy Co. 34,423 5,033,331
Entergy Corp. 40,411 4,540,580
Evergy, Inc. 65,178 5,339,382
Eversource Energy 46,501 3,221,589
NextEra Energy, Inc. 35,561 3,302,906
NiSource, Inc. 94,515 4,410,070
Public Service Enterprise Group, Inc. 48,803 3,950,603
The Southern Co. 50,023 4,828,220
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (23.1%): (continued)
WEC Energy Group, Inc. 42,880 4,964,217
78,662,416
Total Common Stocks
(Cost $304,341,525) 339,687,240
Total Investments
(Cost $304,341,525) — 99.6% 339,687,240
Other assets in excess of liabilities — 0.4% 1,221,417
NET ASSETS - 100.00% $ 340,908,657
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 6/18/26 3 $ 994,883 $ 985,613 $ (9,270)
$ (9,270)

Schedule of Portfolio Investments
March 31, 2026 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (98.9%)
Australia ( 6.0% ):
Communication Services ( 0.7% ):
REA Group Ltd. 3,511 378,830
Telstra Group Ltd. 297,001 1,091,961
1,470,791
Consumer Discretionary ( 0.3% ):
Wesfarmers Ltd. 12,021 604,574
604,574
Consumer Staples ( 0.8% ):
Coles Group Ltd. 51,702 783,180
Woolworths Group Ltd. 37,665 945,977
1,729,157
Energy ( 0.6% ):
Santos Ltd. 99,078 544,017
Woodside Energy Group Ltd. 31,905 771,380
1,315,397
Financials ( 1.4% ):
ANZ Group Holdings Ltd. 29,355 728,357
Commonwealth Bank of Australia 5,830 674,409
National Australia Bank Ltd. 21,854 624,702
Suncorp Group Ltd. 36,605 407,788
Westpac Banking Corp. 23,345 635,599
3,070,855
Health Care ( 0.2% ):
CSL Ltd. 3,576 347,264
Pro Medicus Ltd. 1,898 153,050
500,314
Industrials ( 0.6% ):
Brambles Ltd. 38,080 593,646
Computershare Ltd. 19,337 378,683
SGH Ltd. 15,792 440,198
1,412,527
Information Technology ( 0.1% ):
WiseTech Global Ltd. 6,360 166,798
166,798
Materials ( 1.1% ):
BHP Group Ltd. 20,936 727,713
Fortescue Ltd. 36,421 510,251
Northern Star Resources Ltd. 26,240 368,522
Rio Tinto Ltd. 6,801 757,319
2,363,805
Utilities ( 0.2% ):
Origin Energy Ltd. 66,632 569,017
569,017
13,203,235
Austria ( 1.0% ):
Energy ( 0.5% ):
OMV AG 13,102 956,969
956,969
Financials ( 0.2% ):
Erste Group Bank AG 4,803 513,450
513,450
SECURITY DESCRIPTION SHARES VALUE ($)
Austria (1.0%): (continued)
Utilities ( 0.3% ):
Verbund AG 9,548 724,420
724,420
2,194,839
Belgium ( 0.5% ):
Financials ( 0.3% ):
KBC Group NV 5,285 638,270
638,270
Health Care ( 0.2% ):
UCB SA 1,377 411,375
411,375
1,049,645
Canada ( 12.1% ):
Consumer Discretionary ( 0.6% ):
Dollarama, Inc. 5,871 720,653
Magna International, Inc. 11,785 658,262
1,378,915
Consumer Staples ( 0.8% ):
George Weston Ltd. 13,063 923,022
Metro, Inc., Class A 12,128 829,925
1,752,947
Energy ( 2.9% ):
Cameco Corp. 3,979 432,773
Canadian Natural Resources Ltd. 17,607 859,020
Cenovus Energy, Inc. 23,331 619,297
Imperial Oil Ltd. 6,547 857,667
Pembina Pipeline Corp. 19,050 852,860
Suncor Energy, Inc. 14,727 974,212
TC Energy Corp. 15,903 995,981
Tourmaline Oil Corp. 14,163 677,959
6,269,769
Financials ( 2.2% ):
Brookfield Corp., Class A 11,361 460,436
Fairfax Financial Holdings Ltd. 451 768,578
Great-West Lifeco , Inc. 18,559 869,307
Intact Financial Corp. 4,190 759,375
National Bank of Canada 8,188 1,059,689
Power Corp. of Canada 19,440 936,010
4,853,395
Industrials ( 1.3% ):
Canadian National Railway Co. 7,547 776,892
Canadian Pacific Kansas City Ltd. 8,669 682,289
Waste Connections, Inc. 5,201 845,158
WSP Global, Inc. 3,465 539,343
2,843,682
Information Technology ( 0.4% ):
Celestica, Inc.(a) 878 247,713
Constellation Software, Inc. 208 365,184
Shopify, Inc., Class A(a) 1,773 210,404
823,301

Schedule of Portfolio Investments - continued
March 31, 2026 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Canada (12.1%): (continued)
Materials ( 2.3% ):
Agnico Eagle Mines Ltd. 2,968 602,541
Barrick Mining Corp. 14,134 577,696
First Quantum Minerals Ltd.(a) 13,792 329,802
Franco-Nevada Corp. 2,853 706,532
Kinross Gold Corp. 16,972 518,958
Lundin Gold, Inc. 4,686 358,163
Nutrien Ltd. 10,656 804,506
Teck Resources Ltd., Class B 8,305 430,506
Wheaton Precious Metals Corp. 4,829 633,960
4,962,664
Utilities ( 1.6% ):
Emera, Inc. 22,589 1,171,107
Fortis, Inc. 21,354 1,191,519
Hydro One Ltd. 28,727 1,186,546
3,549,172
26,433,845
Chile ( 0.2% ):
Materials ( 0.2% ):
Antofagasta PLC 11,618 511,535
511,535
Denmark ( 1.8% ):
Financials ( 0.6% ):
Danske Bank A/S 12,737 615,343
Tryg A/S 31,132 742,144
1,357,487
Health Care ( 0.4% ):
Coloplast A/S, Class B 8,328 562,217
Genmab A/S(a) 1,373 363,837
926,054
Industrials ( 0.5% ):
DSV A/S 2,446 579,309
Vestas Wind Systems A/S 14,850 436,819
1,016,128
Materials ( 0.3% ):
Novonesis A/S 9,965 589,640
589,640
3,889,309
Finland ( 1.7% ):
Financials ( 0.3% ):
Sampo Oyj , Class A 70,668 751,534
751,534
Industrials ( 0.3% ):
Wartsila Oyj Abp 16,973 622,011
622,011
Information Technology ( 0.4% ):
Nokia Oyj 102,687 806,514
806,514
Materials ( 0.3% ):
UPM- Kymmene Oyj 24,193 749,321
749,321
SECURITY DESCRIPTION SHARES VALUE ($)
Finland (1.7%): (continued)
Utilities ( 0.4% ):
Fortum Oyj 32,515 822,194
822,194
3,751,574
France ( 6.2% ):
Consumer Discretionary ( 0.6% ):
Cie Generale des Etablissements
Michelin SCA
20,930 706,068
Hermes International SCA 271 503,928
1,209,996
Energy ( 0.9% ):
Bollore SE 149,960 848,863
TotalEnergies SE 13,187 1,233,081
2,081,944
Financials ( 0.8% ):
Amundi SA 7,485 634,505
Credit Agricole SA 36,043 663,560
Societe Generale SA 7,153 510,551
1,808,616
Health Care ( 0.5% ):
BioMerieux 5,534 587,118
Sartorius Stedim Biotech 2,103 403,937
991,055
Industrials ( 2.0% ):
Aeroports de Paris SA 4,700 568,163
Bouygues SA 15,744 899,028
Bureau Veritas SA 24,458 726,436
Legrand SA 3,373 513,388
Safran SA 1,704 550,224
Thales SA 1,380 402,064
Vinci SA 4,985 739,442
4,398,745
Information Technology ( 0.2% ):
Dassault Systemes SE 18,183 362,912
362,912
Materials ( 0.4% ):
Air Liquide SA 4,092 841,402
841,402
Utilities ( 0.8% ):
Engie SA 34,117 1,092,574
Veolia Environnement SA 19,740 745,086
1,837,660
13,532,330
Germany ( 4.1% ):
Consumer Discretionary ( 0.3% ):
Continental AG 8,090 557,234
557,234

Schedule of Portfolio Investments - continued
March 31, 2026 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Germany (4.1%): (continued)
Financials ( 1.0% ):
Commerzbank AG 11,565 411,527
Hannover Rueck SE 2,228 689,555
Muenchener Rueckversicherungs -
Gesellschaft AG in Muenchen ,
Registered Shares
894 557,304
Talanx AG 4,217 514,649
2,173,035
Health Care ( 0.2% ):
Fresenius Medical Care AG 10,000 445,752
445,752
Industrials ( 0.8% ):
Deutsche Post AG 11,657 602,869
Knorr- Bremse AG 5,369 602,809
MTU Aero Engines AG 1,080 386,927
Rheinmetall AG 139 232,047
1,824,652
Information Technology ( 0.4% ):
Infineon Technologies AG 11,166 490,371
Nemetschek SE 3,977 292,778
783,149
Materials ( 0.4% ):
Heidelberg Materials AG 1,767 364,211
Symrise AG, Class A 7,155 605,621
969,832
Real Estate ( 0.2% ):
Vonovia SE 17,939 446,982
446,982
Utilities ( 0.8% ):
E.ON SE 37,720 826,520
RWE AG 15,462 1,030,705
1,857,225
9,057,861
Hong Kong ( 4.1% ):
Consumer Staples ( 0.4% ):
WH Group Ltd. 659,404 862,834
862,834
Financials ( 0.5% ):
AIA Group Ltd. 55,638 602,077
Prudential PLC 46,041 632,460
1,234,537
Health Care ( 0.1% ):
Sino Biopharmaceutical Ltd. 347,456 261,002
261,002
Industrials ( 0.5% ):
CK Hutchison Holdings Ltd. 68,070 517,405
Techtronic Industries Co. Ltd. 39,446 513,638
1,031,043
Real Estate ( 0.7% ):
Henderson Land Development Co. Ltd. 178,201 657,260
Sun Hung Kai Properties Ltd. 56,031 923,250
1,580,510
SECURITY DESCRIPTION SHARES VALUE ($)
Hong Kong (4.1%): (continued)
Utilities ( 1.9% ):
CLP Holdings Ltd. 183,764 1,722,568
Hong Kong & China Gas Co. Ltd. 1,239,974 1,122,792
Power Assets Holdings Ltd. 158,873 1,236,985
4,082,345
9,052,271
Ireland ( 1.7% ):
Consumer Staples ( 0.3% ):
Kerry Group PLC, Class A 8,470 669,550
669,550
Financials ( 0.5% ):
AIB Group PLC 55,286 576,002
Bank of Ireland Group PLC 30,476 543,636
1,119,638
Industrials ( 0.7% ):
Experian PLC 13,409 461,027
Kingspan Group PLC 5,478 456,458
Ryanair Holdings PLC 18,434 508,528
1,426,013
Materials ( 0.2% ):
Smurfit WestRock PLC 10,555 414,724
414,724
3,629,925
Israel ( 0.9% ):
Financials ( 0.6% ):
Bank Leumi Le-Israel BM 27,747 616,355
Mizrahi Tefahot Bank Ltd. 8,039 582,877
1,199,232
Industrials ( 0.3% ):
Elbit Systems Ltd. 824 691,606
691,606
1,890,838
Italy ( 5.0% ):
Consumer Discretionary ( 0.2% ):
Moncler SpA 9,096 540,327
540,327
Energy ( 0.6% ):
Eni SpA 45,221 1,298,703
1,298,703
Financials ( 2.2% ):
Banca Mediolanum SpA 29,483 588,788
Banco BPM SpA 35,603 487,994
BPER Banca SpA 43,881 564,690
Generali 19,862 792,157
Intesa Sanpaolo SpA 92,610 552,376
Poste Italiane SpA 34,928 812,974
UniCredit SpA 6,579 462,738
Unipol Assicurazioni SpA 25,535 585,640
4,847,357
Health Care ( 0.3% ):
Recordati Industria Chimica e
Farmaceutica SpA
11,034 625,355
625,355

Schedule of Portfolio Investments - continued
March 31, 2026 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Italy (5.0%): (continued)
Industrials ( 0.4% ):
Leonardo SpA 5,561 373,013
Prysmian SpA 3,735 426,386
799,399
Utilities ( 1.3% ):
Enel SpA 83,721 907,087
Snam SpA 144,010 1,090,793
Terna - Rete Elettrica Nazionale 79,706 908,631
2,906,511
11,017,652
Japan ( 18.8% ):
Consumer Discretionary ( 2.3% ):
Asics Corp. 14,220 372,414
Bridgestone Corp. 32,280 664,558
Denso Corp. 37,712 462,815
Fast Retailing Co. Ltd. 1,564 607,406
Oriental Land Co. Ltd. 23,264 395,821
Pan Pacific International Holdings Corp. 110,704 675,428
Sanrio Co. Ltd. 28,440 175,490
Sekisui House Ltd. 33,844 750,714
Sumitomo Electric Industries Ltd. 11,120 587,218
Suzuki Motor Corp. 36,816 435,115
5,126,979
Consumer Staples ( 0.9% ):
Aeon Co. Ltd. 51,164 607,591
Ajinomoto Co., Inc. 21,828 604,812
Kao Corp. 17,704 689,239
1,901,642
Energy ( 0.8% ):
ENEOS Holdings, Inc. 83,956 746,234
Inpex Corp. 33,076 975,043
1,721,277
Financials ( 2.9% ):
Dai-ichi Life Holdings, Inc. 58,388 522,839
Japan Post Bank Co. Ltd. 48,320 766,561
Japan Post Holdings Co. Ltd. 58,260 656,797
MS&AD Insurance Group Holdings, Inc. 22,596 574,120
ORIX Corp. 25,824 749,708
Resona Holdings, Inc. 38,352 416,292
SBI Holdings, Inc. 20,136 361,507
Sompo Holdings, Inc. 15,500 587,220
Sumitomo Mitsui Financial Group, Inc. 18,856 594,827
Sumitomo Mitsui Trust Group, Inc. 21,060 650,552
Tokio Marine Holdings, Inc. 10,452 481,336
6,361,759
Health Care ( 1.3% ):
Chugai Pharmaceutical Co. Ltd. 7,096 385,051
Daiichi Sankyo Co. Ltd. 15,500 270,168
Hoya Corp. 3,740 625,729
Olympus Corp. 35,920 336,927
Shionogi & Co. Ltd. 36,304 793,614
Terumo Corp. 35,664 473,752
2,885,241
SECURITY DESCRIPTION SHARES VALUE ($)
Japan (18.8%): (continued)
Industrials ( 5.1% ):
Central Japan Railway Co. 23,108 594,701
Daikin Industries Ltd. 4,920 579,307
East Japan Railway Co. 29,976 684,750
FANUC Corp. 13,552 452,787
Fujikura Ltd. 13,992 360,623
Hitachi Ltd. 12,400 348,816
IHI Corp. 17,192 339,961
ITOCHU Corp. 51,620 642,282
Kajima Corp. 19,624 730,474
Komatsu Ltd. 14,220 538,817
Kubota Corp. 38,480 595,786
Marubeni Corp. 20,804 736,511
Mitsubishi Corp. 23,776 796,629
Mitsubishi Electric Corp. 17,704 556,478
Mitsubishi Heavy Industries Ltd. 12,144 323,172
NIDEC Corp.(a) 19,240 238,363
Nippon Yusen KK 18,216 662,108
Secom Co. Ltd. 21,956 835,128
SMC Corp. 1,280 482,914
Toyota Tsusho Corp. 18,600 697,397
11,197,004
Information Technology ( 2.6% ):
Advantest Corp. 2,460 315,154
Canon, Inc. 20,292 557,138
Disco Corp. 768 296,379
FUJIFILM Holdings Corp. 23,776 444,461
Fujitsu Ltd. 20,804 415,844
Keyence Corp. 1,408 486,753
Kyocera Corp. 45,476 681,467
Murata Manufacturing Co. Ltd. 21,700 466,162
NEC Corp. 13,040 316,036
Nomura Research Institute Ltd. 14,988 409,150
Obic Co. Ltd. 22,980 557,811
TDK Corp. 26,492 328,208
Tokyo Electron Ltd. 1,948 457,017
5,731,580
Materials ( 0.9% ):
Nippon Paint Holdings Co. Ltd. 74,016 455,318
Nippon Sanso Holdings Corp. 15,756 549,360
Nitto Denko Corp. 18,600 359,130
Shin-Etsu Chemical Co. Ltd. 14,220 560,861
1,924,669
Real Estate ( 1.3% ):
Daiwa House Industry Co. Ltd. 23,648 732,881
Mitsubishi Estate Co. Ltd. 27,388 745,753
Mitsui Fudosan Co. Ltd. 58,644 611,791
Sumitomo Realty & Development Co.
Ltd.
25,056 693,465
2,783,890

Schedule of Portfolio Investments - continued
March 31, 2026 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
Japan (18.8%): (continued)
Utilities ( 0.7% ):
The Kansai Electric Power Co., Inc. 40,172 654,260
Tokyo Gas Co. Ltd. 16,524 772,314
1,426,574
41,060,615
Luxembourg ( 1.0% ):
Energy ( 0.5% ):
Tenaris SA 34,921 1,029,130
1,029,130
Health Care ( 0.2% ):
Eurofins Scientific SE 7,587 549,419
549,419
Materials ( 0.3% ):
ArcelorMittal SA 10,887 551,597
551,597
2,130,146
Mexico ( 0.2% ):
Materials ( 0.2% ):
Fresnillo PLC 11,807 516,262
516,262
Netherlands ( 2.6% ):
Consumer Discretionary ( 0.2% ):
Prosus NV(a) 7,566 340,841
340,841
Financials ( 1.5% ):
ABN AMRO Bank NV, Class CV 18,447 577,961
Adyen NV(a) 258 253,623
ASR Nederland NV 11,904 814,163
Euronext NV 4,933 789,594
NN Group NV 11,245 871,498
3,306,839
Health Care ( 0.2% ):
Argenx SE(a) 596 427,604
427,604
Industrials ( 0.5% ):
Ferrovial SE 12,618 808,166
Wolters Kluwer NV 4,677 349,283
1,157,449
Information Technology ( 0.2% ):
ASM International NV 626 460,847
460,847
5,693,580
New Zealand ( 0.1% ):
Information Technology ( 0.1% ):
Xero Ltd.(a) 5,498 284,893
284,893
Norway ( 2.0% ):
Communication Services ( 0.4% ):
Telenor ASA 48,348 850,919
850,919
SECURITY DESCRIPTION SHARES VALUE ($)
Norway (2.0%): (continued)
Energy ( 0.8% ):
Aker BP ASA 20,806 776,446
Equinor ASA 22,555 979,943
1,756,389
Financials ( 0.6% ):
DNB Bank ASA 22,462 699,195
Gjensidige Forsikring ASA 21,372 556,597
1,255,792
Industrials ( 0.2% ):
Kongsberg Gruppen ASA 11,904 507,780
507,780
4,370,880
Portugal ( 1.0% ):
Consumer Staples ( 0.3% ):
Jeronimo Martins SGPS SA 28,984 688,692
688,692
Energy ( 0.4% ):
Galp Energia SGPS SA 31,474 764,225
764,225
Utilities ( 0.3% ):
EDP SA 118,250 618,391
618,391
2,071,308
Russian Federation ( 0.0% ):
Materials ( 0.0% ):
Evraz PLC(a)(b)(c) 38,723 —
—
Singapore ( 2.9% ):
Communication Services ( 0.4% ):
Singapore Telecommunications Ltd. 224,892 864,297
864,297
Consumer Staples ( 0.5% ):
Wilmar International Ltd. 404,280 1,210,890
1,210,890
Financials ( 1.3% ):
DBS Group Holdings Ltd. 17,616 779,797
Oversea-Chinese Banking Corp. Ltd. 65,228 1,114,874
United Overseas Bank Ltd. 30,616 872,939
2,767,610
Industrials ( 0.7% ):
Singapore Airlines Ltd. 169,860 872,161
Singapore Technologies Engineering Ltd. 82,292 692,062
1,564,223
6,407,020
South Korea ( 4.4% ):
Communication Services ( 0.2% ):
Kakao Corp. 6,658 199,148
NAVER Corp. 1,979 260,429
459,577
Consumer Discretionary ( 0.5% ):
Hyundai Mobis Co. Ltd. 2,198 542,610
Kia Corp. 6,914 655,638
1,198,248

Schedule of Portfolio Investments - continued
March 31, 2026 (Unaudited)
Timothy Plan International ETF

SECURITY DESCRIPTION SHARES VALUE ($)
South Korea (4.4%): (continued)
Financials ( 1.2% ):
Hana Financial Group, Inc. 7,822 544,557
KB Financial Group, Inc. 5,540 513,405
Meritz Financial Group, Inc.(a) 6,246 454,418
Samsung Life Insurance Co. Ltd. 3,558 489,132
Shinhan Financial Group Co. Ltd. 10,518 602,422
2,603,934
Health Care ( 0.6% ):
Alteogen , Inc. 966 215,445
Celltrion , Inc. 4,220 543,485
Samsung Biologics Co. Ltd.(a) 459 450,846
1,209,776
Industrials ( 1.2% ):
Hanwha Aerospace Co. Ltd. 341 278,154
Hanwha Ocean Co. Ltd.(a) 3,436 269,728
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd.
1,119 251,395
HMM Co. Ltd. 30,713 392,537
Hyundai Rotem Co. Ltd. 1,659 183,647
Samsung C&T Corp. 3,070 508,258
Samsung Heavy Industries Co. Ltd.(a) 21,602 344,938
SK Square Co. Ltd.(a) 1,592 485,024
2,713,681
Information Technology ( 0.3% ):
SK hynix , Inc. 1,099 579,214
579,214
Materials ( 0.2% ):
POSCO Holdings, Inc. 2,184 474,255
474,255
Utilities ( 0.2% ):
Korea Electric Power Corp. 13,530 368,028
368,028
9,606,713
Spain ( 3.9% ):
Communication Services ( 0.3% ):
Cellnex Telecom SA 16,882 541,025
541,025
Consumer Discretionary ( 0.5% ):
Amadeus IT Group SA 7,787 438,091
Industria de Diseno Textil SA 11,899 677,129
1,115,220
Energy ( 0.5% ):
Repsol SA 38,726 1,103,222
1,103,222
Financials ( 1.0% ):
Banco Bilbao Vizcaya Argentaria SA 28,105 592,775
Banco de Sabadell SA 136,566 480,273
Banco Santander SA 48,739 534,547
CaixaBank SA 51,310 602,771
2,210,366
SECURITY DESCRIPTION SHARES VALUE ($)
Spain (3.9%): (continued)
Industrials ( 0.8% ):
ACS Actividades de Construccion y
Servicios SA
7,059 854,964
Aena SME SA 28,275 833,924
1,688,888
Utilities ( 0.8% ):
Endesa SA 22,163 924,142
Iberdrola SA 40,635 927,258
1,851,400
8,510,121
Sweden ( 4.2% ):
Financials ( 1.6% ):
EQT AB 11,172 338,295
Industrivarden AB, Class C 15,994 782,669
Investor AB, Class B 19,725 738,632
Skandinaviska Enskilda Banken AB, Class
A
30,337 552,456
Svenska Handelsbanken AB, Class A 40,322 524,401
Swedbank AB, Class A 19,205 647,305
3,583,758
Industrials ( 2.1% ):
Alfa Laval AB 14,277 766,249
Assa Abloy AB, Class B 18,356 652,640
Atlas Copco AB, Class A 28,619 493,494
Epiroc AB, Class A 25,131 608,520
Lifco AB, Class B 15,723 468,292
Saab AB, Class B 5,207 339,777
Sandvik AB 18,601 702,637
Volvo AB, Class B 17,272 557,691
4,589,300
Information Technology ( 0.5% ):
Hexagon AB, Class B 37,673 358,514
Telefonaktiebolaget LM Ericsson, Class B 62,902 706,704
1,065,218
9,238,276
Switzerland ( 6.7% ):
Communication Services ( 0.5% ):
Swisscom AG, Registered Shares 1,226 1,022,945
1,022,945
Consumer Discretionary ( 0.2% ):
Cie Financiere Richemont SA, Registered
Shares
3,187 552,363
552,363
Consumer Staples ( 0.3% ):
Chocoladefabriken Lindt & Spruengli
AG, Participation Certificates
42 590,017
590,017
Financials ( 1.1% ):
Julius Baer Group Ltd. 7,680 558,755
Partners Group Holding AG 419 443,530
Swiss Life Holding AG 743 803,786
Swiss Re AG 3,616 597,992
2,404,063

Schedule of Portfolio Investments - continued
March 31, 2026 (Unaudited)
Timothy Plan International ETF

Security Name
Acquisition
Date
Cost
Evraz PLC
12/4/2019
$ 247,473
Percentages indicated are based on net assets as of March
31, 2026
SECURITY DESCRIPTION SHARES VALUE ($)
Switzerland (6.7%): (continued)
Health Care ( 1.1% ):
Alcon AG 8,182 606,537
Lonza Group AG, Registered Shares 1,018 642,840
Sonova Holding AG 2,759 617,790
Straumann Holding AG, Class R 5,121 525,296
2,392,463
Industrials ( 1.7% ):
ABB Ltd., Registered Shares 7,942 628,286
Belimo Holding AG, Class R 478 379,996
Geberit AG, Registered Shares 945 629,606
Kuehne + Nagel International AG, Class
R
3,179 717,005
Schindler Holding AG, Participation
Certificates
2,000 651,489
SGS SA, Registered Shares 6,477 681,406
3,687,788
Information Technology ( 0.2% ):
STMicroelectronics NV 12,515 413,729
413,729
Materials ( 1.6% ):
Amrize Ltd.(a) 9,944 541,608
DSM- Firmenich AG 8,107 575,645
EMS- Chemie Holding AG 1,141 888,507
Givaudan SA, Registered Shares 150 503,628
Holcim AG(a) 6,433 522,430
Sika AG, Registered Shares 2,931 476,278
3,508,096
14,571,464
United Kingdom ( 4.9% ):
Communication Services ( 0.2% ):
Informa PLC 50,618 500,667
500,667
Consumer Discretionary ( 0.3% ):
Next PLC 3,866 648,486
648,486
Financials ( 1.8% ):
3i Group PLC 9,918 319,999
Admiral Group PLC 16,705 696,383
Legal & General Group PLC 216,361 705,236
Lloyds Banking Group PLC 532,181 650,339
London Stock Exchange Group PLC 4,846 568,465
Standard Chartered PLC 25,454 523,814
Wise PLC, Class A(a) 40,388 482,648
3,946,884
Health Care ( 0.6% ):
Haleon PLC 154,596 764,766
Smith & Nephew PLC 31,162 488,691
1,253,457
Industrials ( 0.4% ):
International Consolidated Airlines
Group SA
86,446 400,180
Rolls-Royce Holdings PLC 28,523 427,300
827,480
SECURITY DESCRIPTION SHARES VALUE ($)
United Kingdom (4.9%): (continued)
Information Technology ( 0.6% ):
Halma PLC 14,394 724,243
The Sage Group PLC 48,212 534,548
1,258,791
Materials ( 0.6% ):
Anglogold Ashanti PLC 4,717 459,247
Rio Tinto PLC 10,571 971,441
1,430,688
Utilities ( 0.4% ):
SSE PLC 26,394 906,428
906,428
10,772,881
United States ( 0.9% ):
Consumer Discretionary ( 0.4% ):
Restaurant Brands International, Inc. 10,664 789,239
789,239
Industrials ( 0.5% ):
RB Global, Inc. 6,865 658,465
Sunbelt Rentals Holdings, Inc. 8,063 506,852
1,165,317
1,954,556
Total Common Stocks
(Cost $179,851,013) 216,403,574
SECURITY DESCRIPTION SHARES VALUE ($)
Warrant (0.0%)
Canada ( 0.0% ):
Information Technology ( 0.0% ):
Constellation Software, Inc.,
expiring  3/31/40 (a)(c)
141 —
—
Total Warrant
(Cost $–) —
VALUE ($)
Total Investments
(Cost $ 179,851,013 )— 98.9% 216,403,574
Other assets in excess of liabilities — 1.1% 2,474,014
NET ASSETS - 100.00% $ 218,877,588
(a) Non-income producing security.
(b) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at
March 31, 2026.

Schedule of Portfolio Investments - continued
March 31, 2026 (Unaudited)
Timothy Plan International ETF

(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.00% of the Fund's net asset as of March 31, 2026. This security is classified as Level 3 within the fair value hierarchy.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
Mini MSCI EAFE Index 6/18/26 7 $ 1,018,587 $ 1,015,385 $ (3,202)
$ (3,202)